Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 7,113	$ 6,680	$ 6,491	$ 6,022
Mexico
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	5,757	5,459	5,337
Colombia
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	19	80	16
Brazil
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 1,337	$ 1,141	$ 1,138